Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hennessy Funds Trust
Entity Central Index Key	0000891944
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Hennessy Cornerstone Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Investor Class
Trading Symbol	HFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.30%

*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 497,700,000
Holdings Count | Holdings	68	[2]
Investment Company, Portfolio Turnover	91.00%	[3]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$497.7M
Number of Portfolio Holdings*	68
Portfolio Turnover**	91%

*	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.

**	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	HICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.97%

*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%	[4]
Net Assets	$ 497,700,000
Holdings Count | Holdings	68	[5]
Investment Company, Portfolio Turnover	91.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$497.7M
Number of Portfolio Holdings*	68
Portfolio Turnover**	91%

*	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.

**	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Investor Class
Trading Symbol	HFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.48%

*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.48%	[7]
Net Assets	$ 464,800,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	1.00%	[8]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$464.8M
Number of Portfolio Holdings	23
Portfolio Turnover*	1%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Institutional Class
Trading Symbol	HFCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.09%

*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.09%	[9]
Net Assets	$ 464,800,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	1.00%	[10]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$464.8M
Number of Portfolio Holdings	23
Portfolio Turnover*	1%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Investor Class
Trading Symbol	HFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.32%

*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.32%	[11]
Net Assets	$ 1,234,600,000
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	47.00%	[12]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$1,234.6M
Number of Portfolio Holdings	31
Portfolio Turnover*	47%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Institutional Class
Trading Symbol	HIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents.
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.94%

*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%	[13]
Net Assets	$ 1,234,600,000
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	47.00%	[14]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$1,234.6M
Number of Portfolio Holdings	31
Portfolio Turnover*	47%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Investor Class
Trading Symbol	HFLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents.
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.28%

*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[15]
Net Assets	$ 125,600,000
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	44.00%	[16]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$125.6M
Number of Portfolio Holdings	50
Portfolio Turnover*	44%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Institutional Class
Trading Symbol	HILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	1.00%

*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[17]
Net Assets	$ 125,600,000
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	44.00%	[18]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$125.6M
Number of Portfolio Holdings	50
Portfolio Turnover*	44%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Investor Class
Trading Symbol	HFCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$60	1.21%

*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[19]
Net Assets	$ 281,000,000.0
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	27.00%	[20]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$281.0M
Number of Portfolio Holdings	50
Portfolio Turnover*	27%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Institutional Class
Trading Symbol	HICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.98%

*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[21]
Net Assets	$ 281,000,000.0
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	27.00%	[22]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$281.0M
Number of Portfolio Holdings	50
Portfolio Turnover*	27%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Total Return Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Total Return Fund
Class Name	Investor Class
Trading Symbol	HDOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$166	3.30%

*	Annualized.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	3.30%	[23]
Net Assets	$ 48,300,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	33.00%	[24]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$48.3M
Number of Portfolio Holdings	15
Portfolio Turnover*	33%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Investor Class
Trading Symbol	HEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$79	1.60%

*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%	[25]
Net Assets	$ 51,600,000
Holdings Count | Holdings	78
Investment Company, Portfolio Turnover	17.00%	[26]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$51.6M
Number of Portfolio Holdings	78
Portfolio Turnover*	17%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Institutional Class
Trading Symbol	HEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$61	1.23%

*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[27]
Net Assets	$ 51,600,000
Holdings Count | Holdings	78
Investment Company, Portfolio Turnover	17.00%	[28]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$51.6M
Number of Portfolio Holdings	78
Portfolio Turnover*	17%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Balanced Fund
Class Name	Investor Class
Trading Symbol	HBFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$95	1.91%

*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%	[29]
Net Assets	$ 12,900,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	22.00%	[30]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$12.9M
Number of Portfolio Holdings	18
Portfolio Turnover*	22%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Energy Transition Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Investor Class
Trading Symbol	HNRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$122	2.50%

*	Annualized.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.50%	[31]
Net Assets	$ 14,000,000.0
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	21.00%	[32]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$14.0M
Number of Portfolio Holdings	23
Portfolio Turnover*	21%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Energy Transition Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Institutional Class
Trading Symbol	HNRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$106	2.17%

*	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.17%	[33]
Net Assets	$ 14,000,000.0
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	21.00%	[34]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$14.0M
Number of Portfolio Holdings	23
Portfolio Turnover*	21%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Investor Class
Trading Symbol	HMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$90	1.75%

*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[35]
Net Assets	$ 75,300,000
Holdings Count | Holdings	17
Investment Company, Portfolio Turnover	0.00%	[36]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$75.3M
Number of Portfolio Holdings	17
Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Institutional Class
Trading Symbol	HMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$73	1.42%

*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[37]
Net Assets	$ 75,300,000
Holdings Count | Holdings	17
Investment Company, Portfolio Turnover	0.00%	[38]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$75.3M
Number of Portfolio Holdings	17
Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Gas Utility Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Investor Class
Trading Symbol	GASFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.97%

*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[39]
Net Assets	$ 512,900,000
Holdings Count | Holdings	47
Investment Company, Portfolio Turnover	13.00%	[40]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$512.9M
Number of Portfolio Holdings	47
Portfolio Turnover*	13%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.

Hennessy Gas Utility Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Institutional Class
Trading Symbol	HGASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.66%

*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[41]
Net Assets	$ 512,900,000
Holdings Count | Holdings	47
Investment Company, Portfolio Turnover	13.00%	[42]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$512.9M
Number of Portfolio Holdings	47
Portfolio Turnover*	13%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Investor Class
Trading Symbol	HJPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.40%

*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[43]
Net Assets	$ 411,500,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%	[44]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$411.5M
Number of Portfolio Holdings	28
Portfolio Turnover*	10%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Institutional Class
Trading Symbol	HJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.03%

*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[45]
Net Assets	$ 411,500,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%	[46]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$411.5M
Number of Portfolio Holdings	28
Portfolio Turnover*	10%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Investor Class
Trading Symbol	HJPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$81	1.51%

*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.51%	[47]
Net Assets	$ 118,300,000
Holdings Count | Holdings	68
Investment Company, Portfolio Turnover	20.00%	[48]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$118.3M
Number of Portfolio Holdings	68
Portfolio Turnover*	20%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Institutional Class
Trading Symbol	HJSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.11%

*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[49]
Net Assets	$ 118,300,000
Holdings Count | Holdings	68
Investment Company, Portfolio Turnover	20.00%	[50]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$118.3M
Number of Portfolio Holdings	68
Portfolio Turnover*	20%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$94	1.86%

*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%	[51]
Net Assets	$ 27,600,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	31.00%	[52]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$27.6M
Number of Portfolio Holdings	23
Portfolio Turnover*	31%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$79	1.55%

*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[53]
Net Assets	$ 27,600,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	31.00%	[54]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$27.6M
Number of Portfolio Holdings	23
Portfolio Turnover*	31%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$77	1.62%

*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.62%	[55]
Net Assets	$ 63,800,000
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	22.00%	[56]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$63.8M
Number of Portfolio Holdings	33
Portfolio Turnover*	22%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$63	1.32%

*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.32%	[57]
Net Assets	$ 63,800,000
Holdings Count | Holdings	33
Investment Company, Portfolio Turnover	22.00%	[58]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$63.8M
Number of Portfolio Holdings	33
Portfolio Turnover*	22%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Investor Class
Trading Symbol	HTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.24%

*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[59]
Net Assets	$ 6,500,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	35.00%	[60]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$6.5M
Number of Portfolio Holdings	60
Portfolio Turnover*	35%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Institutional Class
Trading Symbol	HTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.99%

*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[61]
Net Assets	$ 6,500,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	35.00%	[62]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$6.5M
Number of Portfolio Holdings	60
Portfolio Turnover*	35%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Sustainable ETF
Shareholder Report [Line Items]
Fund Name	Hennessy Sustainable ETF
Class Name	Hennessy Sustainable ETF
Trading Symbol	STNC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyetfs.com/etfs/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hennessy Sustainable ETF	$41	0.85%

*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[63]
Net Assets	$ 87,500,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	153.00%	[64]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$87.5M
Number of Portfolio Holdings	52
Portfolio Turnover*	153%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.

[1]	Annualized.
[2]	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.
[3]	Not annualized.
[4]	Annualized.
[5]	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.
[6]	Not annualized.
[7]	Annualized.
[8]	Not annualized.
[9]	Annualized.
[10]	Not annualized.
[11]	Annualized.
[12]	Not annualized.
[13]	Annualized.
[14]	Not annualized.
[15]	Annualized.
[16]	Not annualized.
[17]	Annualized.
[18]	Not annualized.
[19]	Annualized.
[20]	Not annualized.
[21]	Annualized.
[22]	Not annualized.
[23]	Annualized.
[24]	Not annualized.
[25]	Annualized.
[26]	Not annualized.
[27]	Annualized.
[28]	Not annualized.
[29]	Annualized.
[30]	Not annualized.
[31]	Annualized.
[32]	Not annualized.
[33]	Annualized.
[34]	Not annualized.
[35]	Annualized.
[36]	Not annualized.
[37]	Annualized.
[38]	Not annualized.
[39]	Annualized.
[40]	Not annualized.
[41]	Annualized.
[42]	Not annualized.
[43]	Annualized.
[44]	Not annualized.
[45]	Annualized.
[46]	Not annualized.
[47]	Annualized.
[48]	Not annualized.
[49]	Annualized.
[50]	Not annualized.
[51]	Annualized.
[52]	Not annualized.
[53]	Annualized.
[54]	Not annualized.
[55]	Annualized.
[56]	Not annualized.
[57]	Annualized.
[58]	Not annualized.
[59]	Annualized.
[60]	Not annualized.
[61]	Annualized.
[62]	Not annualized.
[63]	Annualized.
[64]	Not annualized.